MUTUAL FUND SERIES TRUST

AlphaCentric Asset Rotation Fund

Class A: ROTAX Class C: ROTCX Class I: ROTIX

AlphaCentric Bond Rotation Fund

Class A: BDRAX Class C: BDRCX Class I: BDRIX

AlphaCentric Hedged Market Opportunity Fund

Class A: HMXAX Class C: HMXCX Class I: HMXIX

(each a “Fund” and, collectively, the “Funds”)

June 11, 2018

The information in this Supplement amends certain information contained in the currently effective Summary Prospectus and Prospectus for the Funds, each dated August 1, 2017.

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Effective August 10, 2018, the Funds’ investment objectives will be changed to the following:

AlphaCentric Asset Rotation Fund

The Fund's objective is to achieve long-term capital appreciation

AlphaCentric Bond Rotation Fund

The Fund's objective is to achieve long-term capital appreciation and total return

AlphaCentric Hedged Market Opportunity Fund

The Fund's objective is to achieve long-term capital appreciation

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Funds, each dated August 1, 2017, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-844-223-8637 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.